LOSS BEFORE TAXATION	6 Months Ended
Jun. 30, 2021
LOSS BEFORE TAXATION
LOSS BEFORE TAXATION

6.LOSS BEFORE TAXATION

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Finance costs
Interest expense on lease liability	1,094	410
Bank service charge	—	8
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	56,610	38,848
Depreciation of fixed assets	19	6
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	635	134
Research and development costs	1,017	429
Staff costs (including key management personnel remuneration)	6,627	9,310

For the six months ended June 30, 2021, the cost of inventories recognized as expense included staff costs of RMB 2.4 million (for the six months ended June 30, 2020, this figure was RMB 5.5 million), depreciation and amortization expense (including a depreciation charge of right-of-use assets) of RMB 6.40 million (for the six months ended June 30, 2020, this figure was RMB 6.14 million).